Expense Example - NYLI MacKay Muni Short Duration ETF [Member]	Apr. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80